Business combination - Effect on operating results as (Details) - Block CPO09 $ in Millions, $ in Millions	Dec. 31, 2024 COP ($)	Dec. 29, 2024 USD ($)
Basis for presentation
Fair value of net assets acquired and existing	$ 5,562,201
Book value of net assets	(1,873,644)
Consideration for the acquisition of assets	(1,989,695)	$ (452)
(=) Net income from business combination	1,698,862
(-) Deferred tax expense	(723,693)
(=)Net profit from acquisition after deferred tax	975,169
Amount paid for acquisition	880,396
Business combination consideration payable	$ 1,109,299